Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.6%
Boeing Co. (A)	7,488	$ 1,433,952
General Dynamics Corp.	3,164	763,094
Howmet Aerospace, Inc.	5,117	183,905
Huntington Ingalls Industries, Inc.	523	104,307
L3 Harris Technologies, Inc.	2,698	670,372
Lockheed Martin Corp.	3,332	1,470,745
Northrop Grumman Corp.	2,014	900,701
Raytheon Technologies Corp.	20,615	2,042,328
Textron, Inc.	3,056	227,305
TransDigm Group, Inc. (A)	723	471,063

		8,267,772

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,752	188,708
Expeditors International of Washington, Inc.	2,288	236,030
FedEx Corp.	3,351	775,388
United Parcel Service, Inc., Class B	10,071	2,159,827

		3,359,953

Airlines - 0.2%
Alaska Air Group, Inc. (A)	1,616	93,744
American Airlines Group, Inc. (A)	9,088	165,856
Delta Air Lines, Inc. (A)	8,575	339,313
Southwest Airlines Co. (A)	8,144	372,995
United Airlines Holdings, Inc. (A)	4,380	203,057

		1,174,965

Auto Components - 0.1%
Aptiv PLC (A)	3,719	445,201
BorgWarner, Inc.	3,104	120,746

		565,947

Automobiles - 2.7%
Ford Motor Co.	54,505	921,680
General Motors Co. (A)	19,947	872,482
Tesla, Inc. (A)	11,509	12,402,098

		14,196,260

Banks - 3.8%
Bank of America Corp.	98,065	4,042,239
Citigroup, Inc.	27,439	1,465,243
Citizens Financial Group, Inc.	5,743	260,330
Comerica, Inc.	1,777	160,694
Fifth Third Bancorp	9,401	404,619
First Republic Bank	2,433	394,389
Huntington Bancshares, Inc.	19,196	280,646
JPMorgan Chase & Co.	40,630	5,538,682
KeyCorp	12,896	288,612
M&T Bank Corp.	1,770	300,015
People’s United Financial, Inc.	5,561	111,164
PNC Financial Services Group, Inc.	5,724	1,055,792
Regions Financial Corp.	12,791	284,728
Signature Bank	832	244,184
SVB Financial Group (A)	790	441,966
Truist Financial Corp.	18,483	1,047,986
US Bancorp	18,703	994,064
Wells Fargo & Co.	53,646	2,599,685
Zions Bancorp NA	2,205	144,560

		20,059,598

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.5%
Brown-Forman Corp., Class B	2,503	$ 167,751
Coca-Cola Co.	53,648	3,326,176
Constellation Brands, Inc., Class A	2,259	520,293
Molson Coors Beverage Co., Class B	2,590	138,254
Monster Beverage Corp. (A)	5,165	412,684
PepsiCo, Inc.	19,093	3,195,786

		7,760,944

Biotechnology - 1.9%
AbbVie, Inc.	24,391	3,954,025
Amgen, Inc.	7,783	1,882,085
Biogen, Inc. (A)	2,005	422,253
Gilead Sciences, Inc.	17,373	1,032,825
Incyte Corp. (A)	2,504	198,868
Moderna, Inc. (A)	4,891	842,523
Regeneron Pharmaceuticals, Inc. (A)	1,478	1,032,265
Vertex Pharmaceuticals, Inc. (A)	3,528	920,702

		10,285,546

Building Products - 0.4%
A.O. Smith Corp.	1,737	110,977
Allegion PLC	1,266	138,982
Carrier Global Corp.	11,580	531,175
Fortune Brands Home & Security, Inc.	1,837	136,452
Johnson Controls International PLC	9,660	633,406
Masco Corp.	3,205	163,455
Trane Technologies PLC	3,172	484,364

		2,198,811

Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,529	459,250
Bank of New York Mellon Corp.	10,248	508,608
BlackRock, Inc.	1,971	1,506,179
Cboe Global Markets, Inc.	1,460	167,053
Charles Schwab Corp.	20,774	1,751,456
CME Group, Inc.	4,974	1,183,116
FactSet Research Systems, Inc.	516	224,021
Franklin Resources, Inc.	3,627	101,266
Goldman Sachs Group, Inc.	4,693	1,549,159
Intercontinental Exchange, Inc.	7,713	1,019,042
Invesco Ltd.	4,821	111,172
MarketAxess Holdings, Inc.	533	181,327
Moody’s Corp.	2,208	745,001
Morgan Stanley	19,490	1,703,426
MSCI, Inc.	1,125	565,740
Nasdaq, Inc.	1,576	280,843
Northern Trust Corp.	2,814	327,690
Raymond James Financial, Inc.	2,561	281,480
S&P Global, Inc.	4,893	2,007,011
State Street Corp.	5,008	436,297
T. Rowe Price Group, Inc.	3,193	482,750

		15,591,887

Chemicals - 1.7%
Air Products & Chemicals, Inc.	3,017	753,978
Albemarle Corp.	1,606	355,167
Celanese Corp.	1,471	210,162
CF Industries Holdings, Inc.	2,856	294,339
Corteva, Inc.	9,922	570,317
Dow, Inc.	10,123	645,038
DuPont de Nemours, Inc.	6,944	510,939
Eastman Chemical Co.	1,861	208,544
Ecolab, Inc.	3,428	605,248
FMC Corp.	1,714	225,511

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	3,437	$ 451,381
Linde PLC	7,078	2,260,926
LyondellBasell Industries NV, Class A	3,633	373,545
Mosaic Co.	5,085	338,152
PPG Industries, Inc.	3,264	427,812
Sherwin-Williams Co.	3,345	834,979

		9,066,038

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,210	514,722
Copart, Inc. (A)	2,868	359,848
Republic Services, Inc.	2,844	376,830
Rollins, Inc.	3,245	113,737
Waste Management, Inc.	5,283	837,356

		2,202,493

Communications Equipment - 0.9%
Arista Networks, Inc. (A)	3,088	429,170
Cisco Systems, Inc.	58,206	3,245,566
F5, Inc. (A)	843	176,145
Juniper Networks, Inc.	4,242	157,633
Motorola Solutions, Inc.	2,319	561,662

		4,570,176

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,908	251,112

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	865	332,930
Vulcan Materials Co.	1,793	329,374

		662,304

Consumer Finance - 0.6%
American Express Co.	8,503	1,590,061
Capital One Financial Corp.	5,724	751,504
Discover Financial Services	3,921	432,055
Synchrony Financial	7,281	253,452

		3,027,072

Containers & Packaging - 0.3%
Amcor PLC	20,858	236,321
Avery Dennison Corp.	1,096	190,671
Ball Corp.	4,466	401,940
International Paper Co.	5,166	238,411
Packaging Corp. of America	1,242	193,889
Sealed Air Corp.	1,995	133,585
WestRock Co.	3,490	164,135

		1,558,952

Distributors - 0.1%
Genuine Parts Co.	1,964	247,504
LKQ Corp.	3,525	160,070
Pool Corp.	545	230,453

		638,027

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	25,179	8,885,921

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	98,611	2,330,178
Lumen Technologies, Inc.	12,057	135,883
Verizon Communications, Inc.	57,944	2,951,667

		5,417,728

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.7%
Alliant Energy Corp.	3,392	$ 211,932
American Electric Power Co., Inc.	6,898	688,213
Constellation Energy Corp.	4,413	248,231
Duke Energy Corp.	10,646	1,188,732
Edison International	5,138	360,174
Entergy Corp.	2,716	317,093
Evergy, Inc.	3,217	219,850
Eversource Energy	4,727	416,874
Exelon Corp.	13,467	641,433
FirstEnergy Corp.	7,828	358,992
NextEra Energy, Inc.	27,097	2,295,387
NRG Energy, Inc.	3,100	118,916
Pinnacle West Capital Corp.	1,427	111,449
PPL Corp.	10,412	297,367
Southern Co.	14,676	1,064,157
Xcel Energy, Inc.	7,395	533,697

		9,072,497

Electrical Equipment - 0.5%
AMETEK, Inc.	3,180	423,512
Eaton Corp. PLC	5,432	824,360
Emerson Electric Co.	8,167	800,774
Generac Holdings, Inc. (A)	875	260,103
Rockwell Automation, Inc.	1,561	437,127

		2,745,876

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	8,222	619,528
CDW Corp.	1,809	323,612
Corning, Inc.	10,363	382,498
IPG Photonics Corp. (A)	457	50,160
Keysight Technologies, Inc. (A)	2,483	392,239
TE Connectivity Ltd.	4,470	585,481
Teledyne Technologies, Inc. (A)	649	306,737
Trimble, Inc. (A)	3,377	243,617
Zebra Technologies Corp., Class A (A)	721	298,278

		3,202,150

Energy Equipment & Services - 0.3%
Baker Hughes Co.	12,248	445,950
Halliburton Co.	12,336	467,164
Schlumberger NV	19,266	795,878

		1,708,992

Entertainment - 1.4%
Activision Blizzard, Inc.	10,695	856,776
Electronic Arts, Inc.	3,845	486,431
Live Nation Entertainment, Inc. (A)	1,854	218,105
Netflix, Inc. (A)	6,131	2,296,611
Take-Two Interactive Software, Inc. (A)	1,570	241,372
Walt Disney Co. (A)	25,123	3,445,871

		7,545,166

Equity Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.	1,998	402,098
American Tower Corp.	6,296	1,581,681
AvalonBay Communities, Inc.	1,881	467,184
Boston Properties, Inc.	1,879	242,015
Crown Castle International Corp.	5,984	1,104,646
Digital Realty Trust, Inc.	3,896	552,453
Duke Realty Corp.	5,264	305,628
Equinix, Inc.	1,238	918,126
Equity Residential	4,641	417,319
Essex Property Trust, Inc.	904	312,314

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Extra Space Storage, Inc.	1,808	$ 371,725
Federal Realty Investment Trust	978	119,384
Healthpeak Properties, Inc.	7,415	254,557
Host Hotels & Resorts, Inc.	10,048	195,233
Iron Mountain, Inc.	3,953	219,036
Kimco Realty Corp.	8,233	203,355
Mid-America Apartment Communities, Inc.	1,586	332,188
Prologis, Inc.	10,228	1,651,617
Public Storage	2,094	817,246
Realty Income Corp.	7,871	545,460
Regency Centers Corp.	2,116	150,955
SBA Communications Corp.	1,493	513,741
Simon Property Group, Inc.	4,454	585,968
UDR, Inc.	4,014	230,283
Ventas, Inc.	5,423	334,924
Vornado Realty Trust	2,133	96,668
Welltower, Inc.	5,975	574,437
Weyerhaeuser Co.	10,120	383,548

		13,883,789

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	6,119	3,523,626
Kroger Co.	9,159	525,452
Sysco Corp.	6,942	566,814
Walgreens Boots Alliance, Inc.	9,833	440,224
Walmart, Inc.	19,527	2,907,961

		7,964,077

Food Products - 0.9%
Archer-Daniels-Midland Co.	7,682	693,377
Campbell Soup Co.	2,816	125,509
Conagra Brands, Inc.	6,385	214,344
General Mills, Inc.	8,201	555,372
Hershey Co.	1,976	428,061
Hormel Foods Corp.	3,679	189,616
J.M. Smucker Co.	1,467	198,646
Kellogg Co.	3,365	217,009
Kraft Heinz Co.	9,761	384,486
Lamb Weston Holdings, Inc.	1,854	111,073
McCormick & Co., Inc.	3,371	336,426
Mondelez International, Inc., Class A	19,214	1,206,255
Tyson Foods, Inc., Class A	3,986	357,265

		5,017,439

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,778	212,453

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	24,408	2,888,931
ABIOMED, Inc. (A)	634	210,006
Align Technology, Inc. (A)	1,008	439,488
Baxter International, Inc.	6,874	533,010
Becton Dickinson & Co.	3,891	1,035,006
Boston Scientific Corp. (A)	19,562	866,401
Cooper Cos., Inc.	673	281,038
DENTSPLY SIRONA, Inc.	2,988	147,069
DexCom, Inc. (A)	1,320	675,312
Edwards Lifesciences Corp. (A)	8,648	1,018,043
Hologic, Inc. (A)	3,407	261,726
IDEXX Laboratories, Inc. (A)	1,154	631,307
Intuitive Surgical, Inc. (A)	4,947	1,492,411
Medtronic PLC	18,573	2,060,674
ResMed, Inc.	2,008	486,960
STERIS PLC	1,344	324,939
Stryker Corp.	4,646	1,242,108

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	648	$ 229,930
Zimmer Biomet Holdings, Inc.	2,809	359,271

		15,183,630

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	2,067	319,786
Anthem, Inc.	3,355	1,648,043
Cardinal Health, Inc.	3,840	217,728
Centene Corp. (A)	8,010	674,362
Cigna Corp.	4,487	1,075,130
CVS Health Corp.	18,136	1,835,545
DaVita, Inc. (A)	903	102,138
HCA Healthcare, Inc.	3,288	824,039
Henry Schein, Inc. (A)	1,807	157,552
Humana, Inc.	1,753	762,853
Laboratory Corp. of America Holdings (A)	1,316	346,977
McKesson Corp.	2,083	637,669
Molina Healthcare, Inc. (A)	787	262,535
Quest Diagnostics, Inc.	1,621	221,850
UnitedHealth Group, Inc.	12,949	6,603,601
Universal Health Services, Inc., Class B	950	137,702

		15,827,510

Health Care Technology - 0.1%
Cerner Corp.	3,969	371,340

Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (A)	568	1,333,919
Caesars Entertainment, Inc. (A)	2,875	222,410
Carnival Corp. (A)	10,613	214,595
Chipotle Mexican Grill, Inc. (A)	381	602,753
Darden Restaurants, Inc.	1,764	234,524
Domino’s Pizza, Inc.	481	195,772
Expedia Group, Inc. (A)	2,065	404,058
Hilton Worldwide Holdings, Inc. (A)	3,832	581,468
Las Vegas Sands Corp. (A)	4,631	180,007
Marriott International, Inc., Class A (A)	3,756	660,117
McDonald’s Corp.	10,317	2,551,188
MGM Resorts International	5,146	215,823
Norwegian Cruise Line Holdings Ltd. (A)	5,250	114,870
Penn National Gaming, Inc. (A)	2,317	98,287
Royal Caribbean Cruises Ltd. (A)	3,019	252,932
Starbucks Corp.	15,912	1,447,515
Wynn Resorts Ltd. (A)	1,495	119,211
Yum! Brands, Inc.	3,924	465,112

		9,894,561

Household Durables - 0.3%
D.R. Horton, Inc.	4,419	329,260
Garmin Ltd.	2,025	240,185
Lennar Corp., Class A	3,694	299,842
Mohawk Industries, Inc. (A)	784	97,373
Newell Brands, Inc.	5,053	108,185
NVR, Inc. (A)	43	192,093
PulteGroup, Inc.	3,474	145,560
Whirlpool Corp.	820	141,679

		1,554,177

Household Products - 1.3%
Church & Dwight Co., Inc.	3,243	322,289
Clorox Co.	1,685	234,266
Colgate-Palmolive Co.	11,588	878,718
Kimberly-Clark Corp.	4,572	563,087
Procter & Gamble Co.	33,062	5,051,874

		7,050,234

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	9,012	$ 231,879

Industrial Conglomerates - 1.0%
3M Co.	7,809	1,162,604
General Electric Co.	15,203	1,391,075
Honeywell International, Inc.	9,476	1,843,840
Roper Technologies, Inc.	1,448	683,789

		5,081,308

Insurance - 2.1%
Aflac, Inc.	8,133	523,684
Allstate Corp.	3,834	531,047
American International Group, Inc.	11,415	716,519
Aon PLC, Class A	2,978	969,726
Arthur J Gallagher & Co.	2,862	499,705
Assurant, Inc.	771	140,191
Brown & Brown, Inc.	3,148	227,506
Chubb Ltd.	5,959	1,274,630
Cincinnati Financial Corp.	2,003	272,328
Everest Re Group Ltd.	552	166,362
Globe Life, Inc.	1,242	124,945
Hartford Financial Services Group, Inc.	4,699	337,435
Lincoln National Corp.	2,300	150,328
Loews Corp.	2,640	171,125
Marsh & McLennan Cos., Inc.	6,931	1,181,181
MetLife, Inc.	9,597	674,477
Principal Financial Group, Inc.	3,443	252,751
Progressive Corp.	8,035	915,910
Prudential Financial, Inc.	5,197	614,129
Travelers Cos., Inc.	3,290	601,182
W.R. Berkley Corp.	2,741	182,490
Willis Towers Watson PLC	1,658	391,653

		10,919,304

Interactive Media & Services - 5.7%
Alphabet, Inc., Class A (A)	4,135	11,500,882
Alphabet, Inc., Class C (A)	3,819	10,666,429
Match Group, Inc. (A)	3,886	422,564
Meta Platforms, Inc., Class A (A)	31,746	7,059,040
Twitter, Inc. (A)	10,807	418,123

		30,067,038

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (A)	6,016	19,611,859
eBay, Inc.	8,607	492,837
Etsy, Inc. (A)	1,705	211,897

		20,316,593

IT Services - 4.2%
Accenture PLC, Class A	8,724	2,941,995
Akamai Technologies, Inc. (A)	2,234	266,717
Automatic Data Processing, Inc.	5,811	1,322,235
Broadridge Financial Solutions, Inc.	1,603	249,603
Cognizant Technology Solutions Corp., Class A	7,211	646,610
DXC Technology Co. (A)	3,390	110,616
EPAM Systems, Inc. (A)	768	227,797
Fidelity National Information Services, Inc.	8,360	839,511
Fiserv, Inc. (A)	8,157	827,120
FleetCor Technologies, Inc. (A)	1,096	272,970
Gartner, Inc. (A)	1,131	336,427
Global Payments, Inc.	3,891	532,444
International Business Machines Corp.	12,397	1,611,858
Jack Henry & Associates, Inc.	1,003	197,641
Mastercard, Inc., Class A	11,906	4,254,966

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Paychex, Inc.	4,408	$ 601,560
PayPal Holdings, Inc. (A)	16,097	1,861,618
VeriSign, Inc. (A)	1,324	294,537
Visa, Inc., Class A	22,874	5,072,767

		22,468,992

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,823	149,340

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	4,059	537,128
Bio-Rad Laboratories, Inc., Class A (A)	292	164,463
Bio-Techne Corp.	518	224,315
Charles River Laboratories International, Inc. (A)	681	193,384
Danaher Corp.	8,786	2,577,197
Illumina, Inc. (A)	2,146	749,812
IQVIA Holdings, Inc. (A)	2,623	606,464
Mettler-Toledo International, Inc. (A)	313	429,808
PerkinElmer, Inc.	1,731	301,990
Thermo Fisher Scientific, Inc.	5,438	3,211,955
Waters Corp. (A)	808	250,795
West Pharmaceutical Services, Inc.	994	408,246

		9,655,557

Machinery - 1.5%
Caterpillar, Inc.	7,477	1,666,025
Cummins, Inc.	1,934	396,683
Deere & Co.	3,856	1,602,014
Dover Corp.	1,945	305,170
Fortive Corp.	4,827	294,109
IDEX Corp.	1,033	198,057
Illinois Tool Works, Inc.	3,886	813,728
Ingersoll Rand, Inc.	5,457	274,760
Nordson Corp.	732	166,223
Otis Worldwide Corp.	5,748	442,309
PACCAR, Inc.	4,729	416,483
Parker-Hannifin Corp.	1,766	501,120
Pentair PLC	2,199	119,208
Snap-on, Inc.	700	143,836
Stanley Black & Decker, Inc.	2,241	313,269
Westinghouse Air Brake Technologies Corp.	2,546	244,849
Xylem, Inc.	2,502	213,321

		8,111,164

Media - 1.0%
Charter Communications, Inc., Class A (A)	1,636	892,471
Comcast Corp., Class A	62,441	2,923,488
Discovery, Inc., Class A (A)	2,002	49,890
Discovery, Inc., Class C (A)	4,360	108,869
DISH Network Corp., Class A (A)	3,276	103,685
Fox Corp., Class A	4,345	171,410
Fox Corp., Class B	2,115	76,732
Interpublic Group of Cos., Inc.	5,370	190,367
News Corp., Class A	5,016	111,105
News Corp., Class B	1,610	36,257
Omnicom Group, Inc.	2,873	243,860
Paramount Global, Class B	8,126	307,244

		5,215,378

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	20,333	1,011,363

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Newmont Corp.	10,858	$ 862,668
Nucor Corp.	3,820	567,843

		2,441,874

Multi-Utilities - 0.8%
Ameren Corp.	3,578	335,473
CenterPoint Energy, Inc.	8,839	270,827
CMS Energy Corp.	4,047	283,047
Consolidated Edison, Inc.	4,760	450,677
Dominion Energy, Inc.	11,025	936,794
DTE Energy Co.	2,620	346,390
NiSource, Inc.	5,416	172,229
Public Service Enterprise Group, Inc.	6,942	485,940
Sempra Energy	4,367	734,180
WEC Energy Group, Inc.	4,337	432,876

		4,448,433

Multiline Retail - 0.5%
Dollar General Corp.	3,186	709,299
Dollar Tree, Inc. (A)	3,093	495,344
Target Corp.	6,615	1,403,835

		2,608,478

Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	4,891	202,145
Chevron Corp.	26,592	4,329,975
ConocoPhillips	17,879	1,787,900
Coterra Energy, Inc.	10,935	294,917
Devon Energy Corp.	8,656	511,829
Diamondback Energy, Inc.	2,341	320,904
EOG Resources, Inc.	8,106	966,478
Exxon Mobil Corp.	58,394	4,822,760
Hess Corp.	3,790	405,682
Kinder Morgan, Inc.	26,770	506,221
Marathon Oil Corp.	10,704	268,777
Marathon Petroleum Corp.	7,960	680,580
Occidental Petroleum Corp.	12,181	691,150
ONEOK, Inc.	6,117	432,044
Phillips 66	6,327	546,590
Pioneer Natural Resources Co.	3,149	787,345
Valero Energy Corp.	5,621	570,756
Williams Cos., Inc.	16,680	557,279

		18,683,332

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	3,222	877,415

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	29,873	2,181,625
Catalent, Inc. (A)	2,459	272,703
Eli Lilly & Co.	10,958	3,138,042
Johnson & Johnson	36,194	6,414,663
Merck & Co., Inc.	34,868	2,860,919
Organon & Co.	3,320	115,968
Pfizer, Inc.	77,436	4,008,862
Viatris, Inc.	15,961	173,656
Zoetis, Inc.	6,495	1,224,892

		20,391,330

Professional Services - 0.3%
Equifax, Inc.	1,639	388,607
Jacobs Engineering Group, Inc.	1,737	239,376
Leidos Holdings, Inc.	1,907	205,994
Nielsen Holdings PLC	4,567	124,405

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Robert Half International, Inc.	1,465	$ 167,274
Verisk Analytics, Inc.	2,210	474,332

		1,599,988

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,601	421,083

Road & Rail - 1.0%
CSX Corp.	30,449	1,140,315
JB Hunt Transport Services, Inc.	1,140	228,901
Norfolk Southern Corp.	3,274	933,810
Old Dominion Freight Line, Inc.	1,259	376,038
Union Pacific Corp.	8,795	2,402,882

		5,081,946

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (A)	22,569	2,467,695
Analog Devices, Inc.	7,240	1,195,903
Applied Materials, Inc.	12,245	1,613,891
Broadcom, Inc.	5,697	3,587,287
Enphase Energy, Inc. (A)	1,821	367,441
Intel Corp.	56,208	2,785,669
KLA Corp.	2,072	758,476
Lam Research Corp.	1,907	1,025,222
Microchip Technology, Inc.	7,552	567,457
Micron Technology, Inc.	15,372	1,197,325
Monolithic Power Systems, Inc.	588	285,580
NVIDIA Corp.	34,371	9,378,471
NXP Semiconductors NV	3,651	675,727
Qorvo, Inc. (A)	1,492	185,157
QUALCOMM, Inc.	15,563	2,378,338
Skyworks Solutions, Inc.	2,226	296,681
SolarEdge Technologies, Inc. (A)	720	232,106
Teradyne, Inc.	2,241	264,954
Texas Instruments, Inc.	12,753	2,339,921

		31,603,301

Software - 8.9%
Adobe, Inc. (A)	6,511	2,966,542
ANSYS, Inc. (A)	1,205	382,768
Autodesk, Inc. (A)	2,998	642,621
Cadence Design Systems, Inc. (A)	3,810	626,593
Ceridian HCM Holding, Inc. (A)	1,817	124,210
Citrix Systems, Inc.	1,684	169,916
Fortinet, Inc. (A)	1,863	636,662
Intuit, Inc.	3,913	1,881,527
Microsoft Corp.	103,071	31,777,820
NortonLifeLock, Inc.	7,756	205,689
Oracle Corp.	21,698	1,795,075
Paycom Software, Inc. (A)	671	232,421
PTC, Inc. (A)	1,439	155,009
salesforce.com, Inc. (A)	13,596	2,886,703
ServiceNow, Inc. (A)	2,765	1,539,801
Synopsys, Inc. (A)	2,084	694,535
Tyler Technologies, Inc. (A)	568	252,697

		46,970,589

Specialty Retail - 1.9%
Advance Auto Parts, Inc.	828	171,363
AutoZone, Inc. (A)	283	578,616
Bath & Body Works, Inc.	3,564	170,359
Best Buy Co., Inc.	2,942	267,428
CarMax, Inc. (A)	2,261	218,141
Home Depot, Inc.	14,405	4,311,849
Lowe’s Cos., Inc.	9,308	1,881,985
O’Reilly Automotive, Inc. (A)	926	634,273

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	4,837	$ 437,555
TJX Cos., Inc.	16,284	986,485
Tractor Supply Co.	1,530	357,056
Ulta Beauty, Inc. (A)	752	299,461

		10,314,571

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	213,149	37,217,947
Hewlett Packard Enterprise Co.	17,350	289,919
HP, Inc.	15,534	563,884
NetApp, Inc.	2,960	245,680
Seagate Technology Holdings PLC	2,820	253,518
Western Digital Corp. (A)	4,282	212,601

		38,783,549

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	17,623	2,371,351
PVH Corp.	907	69,485
Ralph Lauren Corp.	631	71,580
Tapestry, Inc.	3,831	142,322
Under Armour, Inc., Class A (A)	2,632	44,796
Under Armour, Inc., Class C (A)	2,612	40,643
VF Corp.	4,345	247,057

		2,987,234

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.6%
Altria Group, Inc.	24,885	$ 1,300,241
Philip Morris International, Inc.	21,411	2,011,350

		3,311,591

Trading Companies & Distributors - 0.2%
Fastenal Co.	7,913	470,032
United Rentals, Inc. (A)	978	347,396
WW Grainger, Inc.	594	306,379

		1,123,807

Water Utilities - 0.1%
American Water Works Co., Inc.	2,443	404,390

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	8,131	1,043,614

Total Common Stocks (Cost $379,006,849)		526,288,475

Total Investments (Cost $379,006,849)		526,288,475
Net Other Assets (Liabilities) - 0.7%		3,856,567

Net Assets - 100.0%		$ 530,145,042

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	14	06/17/2022	$3,132,430	$3,171,525	$39,095	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$526,288,475	$—	$—	$526,288,475

Total Investments	$526,288,475	$—	$—	$526,288,475

Other Financial Instruments
Futures Contracts (D)	$39,095	$—	$—	$39,095

Total Other Financial Instruments	$39,095	$—	$—	$39,095

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica S&P 500 Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7